Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued utilities and related expenses (Notes 25 and 28)	₱ 60,966	₱ 57,748
Accrued taxes and related expenses (Note 27)	11,380	11,885
Accrued employee benefits and other provisions (Notes 26 and 28)	8,700	7,980
Current portion of contract liabilities and unearned revenues	7,879	6,650
Liability from redemption of preferred shares	7,851	7,862
Accrued interests and other related costs (Note 29)	1,531	1,347
Others	2,508	2,252
Accrued expenses and other current liabilities	₱ 100,815	₱ 95,724